DISCONTINUED OPERATIONS - Assets to be liquidated (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Mortgages receivable		$ 371,000
Thomas Park project
Other real estate owned		123,000
Subtotal		494,000
Less allowances and depreciation		(237,000)
Net book value of property to sell		257,000
Less amounts owed on real estate to be sold
Net projected proceeds from mortgage receivables, Thomas Park, and other real estate owned		$ 257,000